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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                    London, England   May 13, 2011
-------------------------------------   ---------------   ------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:   $201,025
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                          VALUE   SHRS OR         PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ -------------- --------- -------- --------- ------ ---- ---------- -------- --------- ------ ----
APPLE INC                            COM      037833100     871      2,500   SH            SOLE                2,500
ATP OIL & GAS CORP                   COM      00208J108   3,260    180,000   SH            SOLE              180,000
BPZ RESOURCES INC                    COM      055639108   2,942    555,000   SH            SOLE              555,000
CARRIZO OIL & CO INC                 COM      144577103   2,767     75,000   SH            SOLE               75,000
CEMEX SAB DE CV                 SPON ADR NEW  151290889  32,961  3,699,280   SH            SOLE            3,699,280
CITIGROUP INC                        COM      172967101  40,446  9,130,000   SH            SOLE            9,130,000
CLOROX CO DEL                        COM      189054109     981     14,000   SH            SOLE               14,000
COLGATE PALMOLIVE CO                 COM      194162103   1,049     13,000   SH            SOLE               13,000
DELL INC                             COM      24702R101  16,777  1,157,000   SH            SOLE            1,157,000
EXIDE TECHNOLOGIES                 COM NEW    302051206  11,170  1,000,000   SH            SOLE            1,000,000
FORTRESS INVESTMENT GROUP LL        CL A      34958B106  12,148  2,131,165   SH            SOLE            2,131,165
GAMESTOP CORP NEW                   CL A      36467W109   1,351     60,000   SH            SOLE               60,000
GOLDMAN SACHS GROUP INC              COM      38141G104   4,631     29,200   SH            SOLE               29,200
INNOSPEC INC                         COM      45768S105  17,285    542,200   SH            SOLE              542,200
INTERNATIONAL BUSINESS MACHS         COM      459200101   2,775     17,000   SH            SOLE               17,000
JOHNSON & JOHNSON                    COM      478160104   2,726     46,000   SH            SOLE               46,000
LABORATORY CORP AMER HLDGS         COM NEW    50540R409   1,934     21,000   SH            SOLE               21,000
LEVEL 3 COMMUNICATIONS INC           COM      52729N100     876    600,000   SH            SOLE              600,000
LOUISIANA PAC CORP                   COM      546347105  30,007  2,857,800   SH            SOLE            2,857,800
MCDONALDS CORP                       COM      580135101   1,142     15,000   SH            SOLE               15,000
MICROSOFT CORP                       COM      594918104   1,648     65,000   SH            SOLE               65,000
NEW ORIENTAL ED & TECH GROUP I    SPON ADR    647581107   1,249     12,460   SH            SOLE               12,460
PROCTER & GAMBLE CO                  COM      742718109     924     15,000   SH            SOLE               15,000
RANGE RES CORP                       COM      75281A109     292      5,000   SH            SOLE                5,000
SUNCOR ENERGY INC NEW                COM      867224107   2,600     58,000   SH            SOLE               58,000
THERMO FISHER SCIENTIFIC INC         COM      883556102   1,111     20,000   SH            SOLE               20,000
VENOCO INC                           COM      92275P307   1,383     81,000   SH            SOLE               81,000
WESTMORELAND COAL CO                 COM      960878106   1,984    134,439   SH            SOLE              134,439
ANADARKO PETE CORP                   COM      032511107     164      2,000   SH          DEFINED     01        2,000
APPLE INC                            COM      037833100     174        500   SH          DEFINED     01          500
EXXON MOBIL CORP                     COM      30231G102     168      2,000   SH          DEFINED     01        2,000
GOLDCORP INC NEW                     COM      380956409     149      3,000   SH          DEFINED     01        3,000
GOOGLE INC                          CL A      38259P508     191        325   SH          DEFINED     01          325
INTERNATIONAL BUSINESS MACHS         COM      459200101     204      1,250   SH          DEFINED     01        1,250
JOHNSON & JOHNSON                    COM      478160104     178      3,000   SH          DEFINED     01        3,000
KIMBERLY CLARK CORP                  COM      494368103     163      2,500   SH          DEFINED     01        2,500
MICROSOFT CORP                       COM      594918104     177      7,000   SH          DEFINED     01        7,000
THERMO FISHER SCIENTIFIC INC         COM      883556102     167      3,000   SH          DEFINED     01        3,000
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